STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Payables (Details)	12 Months Ended
Jun. 30, 2018
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Settlement period of trade accounts payable	60 days